Analysis of cash and cash equivalents (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)
Analysis of cash and cash equivalents
Cash		£ 124,489	£ 80,993				£ 91,368
Cash equivalents		14,710	19,595				17,568
Cash and cash equivalents at 1 January	£ 139,199	100,588	108,936
Net increase/(decrease) in cash and cash equivalents	51,507	38,611	(8,348)
Cash and cash equivalents at 31 December	190,706	139,199	100,588
Cash and balances at central banks	177,757	124,489	80,993
Trading assets	7,137	9,220	12,578
Other financial assets	16	173	459
Loans to banks - amortised cost	5,796	5,317	6,558
Total cash and cash equivalents	190,706	139,199	100,588				£ 108,936
Cash collateral posted with bank counterparties	£ 4,293	£ 7,592	£ 7,570
NWM N.V.
Cash
Mandatory reserve deposits at central banks | €				€ 60	€ 81	€ 47
Royal Bank of Scotland International (Holdings) Limited
Cash
Mandatory reserve deposits at central banks | €				€ 123	€ 59	€ 58